Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement

22.    FAIR VALUE MEASUREMENT

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	–	Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures available-for-sale investments, other invested securities and investments accounted for at fair value on a recurring basis. The fair value of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Company’s held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s available-for-sale debt investments and other invested securities are measured using the income approach, based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The fair values of the Company’s available-for-sale equity investments in the equity securities of publicly listed companies are measured using quoted market prices. Investments accounted at the fair value are primarily in private companies, which do not have readily determinable market values. The fair value of these investments were categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and selection of the comparable companies.

The Company measures certain debt and equity investments at fair value on a nonrecurring basis only if an impairment charge is recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

The fair value of notes payable were categorized as Level 2 in the fair value hierarchy.

Assets and liabilities measured or disclosed at fair value are summarized below:

	Total fair value at December 31, 2016	Fair value measurement or disclosure at December 31, 2016 using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,674		1,674
Money market fund	4,419	4,419
Short-term investments
Fixed-rate held-to-maturity investments	41,868		41,868
Long-term notes payable	33,253		33,253

Fair value measurements

Recurring
Short-term investments
Fixed-rate available-for-sale debt investments	14,378		14,378
Adjustable-rate available-for-sale debt investments	14,987		14,987
Available-for-sale equity investments	29	29

Other invested securities	7,748		7,748

Long-term investments
Available-for-sale equity investments	497	497

Non-recurring
Long-term investments				3	(151)
Intangible assets				—	(1)

Total assets measured at fair value	37,639	526	37,113	3	(152)

In 2016, the value of a cost method investment was written down to zero, as a result of declining financial performance and a change in the business circumstances of the investee. The corresponding impairment charge incurred was recorded in earnings for the year then ended.

	Total fair value at December 31, 2017		Fair value measurement or disclosure at December 31, 2017 using
			Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In millions)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	130	20		130
Money market fund	2,384	366	2,384
Short-term investments
Fixed-rate held-to-maturity investments	48,695	7,484		48,695
Long-term notes payable	35,943	5,524		35,943

Fair value measurements

Recurring
Short-term investments
Fixed-rate available-for-sale debt investments	30,022	4,614		30,022
Adjustable-rate available-for-sale debt investments	10,693	1,643		10,693

Other invested securities	18,350	2,820		18,350

Long-term investments
Available-for-sale equity investments	2,773	426	2,773
Investments accounted for at fair value	321	49			321

Other non-current assets
Derivative Instruments	168	26		168

Non-recurring
Long-term investments					203	(575)	(88)
Intangible assets					272	(139)	(21)
Fixed assets					—	(70)	(11)
Other non-current assets					4	(37)	(6)

Total assets measured at fair value	62,327	9,578	2,773	59,233	800	(821)	(126)

In 2017, the carrying value of certain long-term investments were written down to their fair values, as a result of declining financial performances and changes in the business circumstances of these investees. The corresponding impairment charges incurred were recorded accordingly. The Company uses a combination of valuation methodologies including market and income approaches based on the Company’s best estimate to determine the fair value of these investments. For investments in private companies, information considered by the Company including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors, and selection of the comparable companies. For investments in listed companies, the Company mainly considered the quoted share price.